Other investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Other investments
Equity securities at fair value through other comprehensive income		$ 1,339	$ 833
Equity securities available for sale	$ 933
Other investments - non-current	933	1,401	833
Fixed deposits	80	38	40
Other investments - current	1,230	849	849
Equity securities
Other investments
Equity securities at fair value through other comprehensive income		1,339	833
Equity securities available for sale	933
Equity securities | Available-for-sale | Other operating income and expense
Other investments
Impairment charges	14
Fixed income securities
Other investments
Fixed income securities at fair value through profit and loss		62
Fixed income securities at fair value through profit and loss		$ 811	$ 809
Fixed income securities available for sale	$ 1,150